MASSMUTUAL SELECT FUNDS

Supplement dated September 30, 2011 to the

Prospectus dated April 1, 2011

This supplement provides new and additional information beyond that contained in the Prospectus and any previous supplements. It should be retained and read in conjunction with the Prospectus and any previous supplements.

Effective September 30, 2011, the name of Class Z Shares of the Indexed Equity Fund will be changed to Class I Shares of the Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE